Document and Entity Information	Dec. 01, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000933136
Document Type	8-K
Document Period End Date	Dec. 01, 2020
Entity Registrant Name	Mr. Cooper Group Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-14667
Entity Tax Identification Number	91-1653725
Entity Address, Address Line One	8950 Cypress Waters Blvd.
Entity Address, City or Town	Coppell
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75019
City Area Code	469
Local Phone Number	549-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share share
Trading Symbol	COOP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false